GENERAL	12 Months Ended
Dec. 31, 2025
GENERAL
GENERAL

1.    GENERAL

a.   Establishment and general information

Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk. (the “Company”) was originally part of “Post en Telegraafdienst”, which was established and operated commercially in 1884 under the framework of Decree No. 7 dated March 27, 1884 of the Governor General of the Dutch Indies which was published in State Gazette No. 52 dated April 3, 1884.

Pursuant to Government Regulation No. 25 of 1991, the Company’s status was changed to a state-owned limited liability company (“Persero”). The ultimate parent entity of the Company is the Government of the Republic of Indonesia (the “Government”).

On March 22, 2025, based on Government Regulations No. 15 and No. 16 of 2025, the Company became a subsidiary of PT Danantara Asset Management ("DAM"), with the Government remaining as the Company's ultimate parent entity (Note 22).

The Company was established based on Notarial Deed of Imas Fatimah, S.H., No. 128 dated September 24, 1991. The deed of establishment was approved by the Ministry of Justice of the Republic of Indonesia in its Decision Letter No. C2-6870.HT.01.01.Th.1991 dated November 19, 1991 and was published in State Gazette No. 5 dated January 17, 1992, Supplement No. 210. The Company's Articles of Association had been amended several times, with the latest amendments made is in relation with adjustments of the Company’s business activities in the Articles of Association with the Standard Classification of Indonesian Business Fields in 2020.

Amendments to the Company’s Articles of Association as stated in the Notary Deed of Ashoya Ratam, S.H., M.Kn., No. 37 dated June 22, 2022 has been received and approved by the Minister of Law and Human Rights of the Republic of Indonesia (“MoLHR”) based on letter No. AHU-0044650.AH.01.02. Year of 2022 dated June 29, 2022 concerning the Acceptance of Notification Approval of Amendment to the Articles of Association of Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk.

In accordance with Article 3 of the Company’s Articles of Association, the scope of the Company’s activities is to provide telecommunication network and telecommunication and information services, and to optimize the Company’s resources to provide high quality and competitive goods and/or services to gain/pursue profit in order to increase the value of the Company by applying the Limited Liability Company principle. To achieve these objectives, the Company is involved in the following activities:

i.   Main business:

(a)

Planning, building, providing, developing, operating, marketing or selling or leasing, and maintaining telecommunications and information networks in a broad sense in accordance with the prevailing laws and regulations.

(b)	Planning, developing, providing, marketing or selling, and improving telecommunications and information services in a broad sense in accordance with the prevailing laws and regulations.
(c)	Investing, including in the form of equity contribution in other companies, in line with and to achieve the purposes and objectives of the Company.

ii.   Supporting business:

(a)	Providing payment transactions and money transfer services through telecommunications and information networks.
(b)	Performing other activities and undertakings in connection with the optimization of the Company’s resources, which includes the utilization of the Company’s property and equipment and movable assets, information systems, education and training, and repair and maintenance facilities.
(c)	Collaborating with other parties in order to optimize the information and communication or technology resources owned by other service provider in information, communication and technology industry to achieve the purposes and objectives of the Company.

The Company is domiciled and headquartered in Bandung, West Java, located at Jalan Japati No.1, Bandung.

The Company was granted several networks and/or services provision licenses by the Government which are valid for an unlimited period of time, given that the Company complies with the prevailing laws and regulations and fulfills the obligation stated in those licenses. For every license issued by the Minister of Communication and Digital Affairs (“MoCD”), previously Minister of Communication and Information (“MoCI”), an evaluation is performed annually and an overall evaluation is performed every five years. The Company is obliged to submit reports of networks and/or services annually to the Indonesian Directorate General of Post and Informatics (“DGPI”), replacing the previously known as Indonesian Directorate General of Post and Telecommunications (“DGPT”).

The reports comprise of several information, such as network development progress, service quality standard achievement, number of customers, license payment, and universal service contribution. Meanwhile, for internet telephone services for public purpose, internet interconnection service, and internet access service, additional information is required, such as operational performance, customer segmentation, traffic, and gross revenue.

Details of these licenses are as follows:

License	License No.	Type of service	Grant date/latest renewal date
License to operate internet telephone services for public purpose	127/KEP/DJPPI/KOMINFO/3/2016	Internet telephone services for public purpose	March 30, 2016
License to operate internet service provider	2176/KEP/M.KOMINFO/12/2016	Internet service provider	December 30, 2016
License to operate content service provider	1040/KEP/M.KOMINFO/16/2017	Content service provider	May 16, 2017
License for the implementation of internet interconnection services	1004/KEP/M.KOMINFO/2018	Internet interconnection services	December 26, 2018
License to operate data communication system services	046/KEP/M.KOMINFO/02/2020	Data communication system services	August 3, 2020
License of electronic money issuer and money transfer	Bank Indonesia License 23/587/DKSP/Srt/B	Electronic money and money transfer service	July 1, 2021
License to operate fixed network long distance direct line	073/KEP/M.KOMINFO/02/2021	Fixed network long distance direct line	August 23, 2021
License to operate fixed international network	082/KEP/M.KOMINFO/02/2021	Fixed international network	October 8, 2021
License to operate fixed closed network	094/KEP/M.KOMINFO/02/2021	Fixed closed network	December 9, 2021
License to operate circuit switched-based local fixed line network	095/KEP/M.KOMINFO/02/2021	Circuit switched-based and packet switched-based local fixed line network	December 9, 2021

b.   The Company’s Board of Commissioners, Board of Directors, Audit Committee, Corporate Secretary, and Internal Audit

i.     Boards of Commissioners and Directors

Based on the resolutions made at Annual General Meeting (“AGM”) of Stockholders of the Company as covered by Notarial Deed of Ashoya Ratam, S.H., M.Kn., No. 58 dated May 28, 2024, and No. 32 dated December 12, 2025, the composition of the Company’s Boards of Commissioners and Directors as of December 31, 2024 and 2025, respectively, were as follows:

	2024	2025
President Commissioner	-	Angga Raka Prabowo
President Commissioner/ Independent Commissioner	Bambang Permadi Soemantri Brojonegoro	-
Independent Commissioner	Bono Daru Adji	Rofikoh Rokhim
Independent Commissioner	Wawan Iriawan	Ira Noviarti
Independent Commissioner	-	Deswandhy Agusman
Commissioner	Arya Mahendra Sinulingga	Ossy Dermawan
Commissioner	Ismail	Rionald Silaban
Commissioner	Silmy Karim	Silmy Karim
Commissioner	Rizal Mallarangeng	Rizal Mallarangeng
Commissioner	Marcelino Rumambo Pandin	-
Commissioner	Isa Rachmatarwata	-
President Director	Ririek Adriansyah	Dian Siswarini
Director of Enterprise & Business Service	F.M. Venusiana R.	Veranita Yosephine
Director of Human Capital Management	Afriwandi	Willy Saelan
Director of IT Digital	Muhamad Fajrin Rasyid	Faizal Rochmad Djoemadi
Director of Finance and Risk Management	Heri Supriadi	Arthur Angelo Syailendra
Director of Legal & Compliance	-	Andy Kelana
Director of Network	Herlan Wijanarko	Nanang Hendarno
Director of Strategic Business Development & Portfolio	Budi Setyawan Wijaya	Seno Soemadji
Director of Wholesale &
International Service	Bogi Witjaksono	Budi Satria Dharma Purba
Director of Group Business Development	Honesti Basyir	-

ii.    Audit Committee, Corporate Secretary, and Internal Audit

The composition of the Company’s Audit Committee, Corporate Secretary, and Internal Audit as of December 31, 2024 and 2025, respectively, were as follows:

	2024	2025
Chairman	Bono Daru Adji	Deswandhy Agusman
Member	Bambang Permadi Soemantri Brojonegoro	Ira Noviarti
Member	Wawan Iriawan	Rofikoh Rokhim
Member	Edy Sihotang	Achmad Taufik
Member	Emmanuel Bambang Suyitno	Irhoan Tanudiredja
Corporate Secretary	Octavius Oky Prakarsa	Jati Widagdo
Internal Audit	Mohamad Ramzy	Mohamad Ramzy*

*Based on the Notification Letter from the SVP Corporate Secretary No. Tel.03/LP 000/COP-M0000000/2026 dated March 5, 2026, to the Financial Services Authority regarding the Information about the Change of Head of Internal Audit Unit, Mr. Afdol Muftiasa has been appointed as the Company’s temporary SVP Internal Audit (Head of Internal Audit Unit). Accordingly, Mr. Mohamad Ramzy no longer serves in such position.

c.    Public offering of securities of the Company

The Company's shares are listed and traded on the Indonesia Stock Exchange (“IDX”) and the New York Stock Exchange (“NYSE”) since November 14, 1995.

On June 16, 2015, the Company issued Continuous Bonds I Telkom Phase I 2015 with nominal of Rp2,200 billion for Series A with a seven-year period, Rp2,100 billion for Series B with a ten-year period, Rp1,200 billion for Series C with a fifteen-year period, and Rp1,500 billion for Series D with a thirty-year period, all of which are listed on the IDX (Note 20b).

d.   Subsidiaries

As of December 31, 2024 and 2025, the Company has consolidated the financial statements of all subsidiaries, both directly and indirectly owned, as follows (Notes 2b and 2d):

i.  Direct subsidiaries:

		Start year of			Total assets before
		operation	Percentage of ownership*		elimination
Subsidiary	Nature of business	commencement	2024	2025	2024	2025
PT Telekomunikasi Selular (“Telkomsel”)	Mobile telecommunication,fixed broadband,network service, and internet protocol television ("IPTV")	1995	70	70	116,965	114,388
PT Dayamitra Telekomunikasi Tbk.(“Mitratel”)	Leasing of towers and digital support services for mobile infrastructure	1995	72	72	58,131	58,345
PT Telekomunikasi Indonesia International (“Telin”)	International telecommunication and information services	1995	100	100	17,173	19,540
PT Multimedia Nusantara (“Metra”)	Network telecommunication services and multimedia	1998	100	100	17,959	17,250
PT Telkom Data Ekosistem (“TDE”)	Data center	1996	100	100	8,394	9,871
PT Telkom Satelit Indonesia (“Telkomsat”)	Telecommunication - provides satellite communication system and its related services	1996	100	100	8,845	8,230
PT Sigma Cipta Caraka (“Sigma”)	Hardware and software computer consultation service	1988	100	100	6,185	5,392
PT Graha Sarana Duta ("GSD")	Developer, trade, service and transportation	1982	100	100	5,460	5,170
PT Telkom Akses (“Telkom Akses”)	Construction, service and trade in the field of telecommunication	2013	100	100	4,480	4,244
PT Telkom Infrastruktur Indonesia (“TIF”)	Network telecommunication and information services	2024	100	100	3,048	3,944
PT Metra-Net (“Metra-Net”)	Multimedia portal service	2009	100	100	2,096	1,883
PT Infrastruktur Telekomunikasi Indonesia (“Telkom Infra”)	Developer service and trading in the field of telecommunication	2014	100	100	1,359	1,226
PT PINS Indonesia (“PINS”)	Trade in telecommunication devices	1995	100	100	733	550
PT Napsindo Primatel Internasional (“Napsindo”)	Telecommunication - provides Network Access Point ("NAP"), Voice Over Data ("VOD") and other related services	1999; ceased operations on January 13, 2006	60	60	5	5

*  Percentage of ownership amounting to 99.99% is presented with rounding of 100%.

All direct subsidiaries are domiciled in Indonesia.

ii.   Indirect subsidiaries:

		Start year of			Total assets before
		operation	Percentage of ownership*		elimination
Subsidiary	Nature of business	commencement	2024	2025	2024	2025
PT Metra Digital Investama Ventura (“MDI”)	Trading, information and multimedia technology, entertainment and investment services	2013	100	100	9,110	9,054
Telekomunikasi Indonesia International Pte. Ltd. ("Telin Singapore"), domiciled in Singapore	Telecommunication and related services	2008	100	100	6,090	7,102
Telekomunikasi Indonesia International Ltd. ("Telin Hong Kong"), domiciled in Hong Kong	Investment holding and telecommunication services	2010	100	100	3,624	3,530
NeutraDC Singapore Pte. Ltd. (“NeutraDC Singapore”) domiciled in Singapore	Data center	2024	100	100	3,478	2,379
PT Teknologi Data Infrastruktur (“TDI”)	Telecommunication service and data center	2013	60	60	1,424	2,261
PT Telkom Landmark Tower (“TLT”)	Property development and management services	2012	55	55	2,120	2,148
PT Infomedia Nusantara (“Infomedia”)	Information provider services, contact center and content directory	1984	100	100	2,187	1,968
PT Persada Sokka Tama ("PST")	Leasing of towers and other telecommunication services	2008	100	100	1,621	1,754
PT Finnet Indonesia (“Finnet”)	Information technology services	2006	60	60	1,383	1,450
PT Nuon Digital Indonesia (“Nuon”)	Digital content exchange hub services	2010	100	100	1,393	1,412
Telekomunikasi Indonesia International (TL) S.A. ("Telkomcel"), domiciled in Timor Leste	Telecommunication networks, mobile, internet, and data services	2012	100	100	1,035	1,297
PT Telkomsel Mitra Inovasi (“TMI”)	Business management consulting and investment services	2019	100	100	1,040	1,014
PT Metra Digital Media (“MD Media”)	Telecommunication information and other information services	2013	100	100	876	859
PT Administrasi Medika (“Ad Medika”)**	Health insurance administration services	2002	100	100	702	747
PT Digital Aplikasi Solusi ("Digiserve")	Communication system services	2014	100	100	441	507
PT Ultra Mandiri Telekomunikasi ("UMT")	Telecommunication network infrastructure services	2019	100	100	366	430
Telekomunikasi Indonesia International (USA) Inc.(“Telin USA”), domiciled in USA	Telecommunication and information services	2014	100	100	267	392
PT Swadharma Sarana Informatika (“SSI”)	Cash replenishment services and Automated Teller Machines ("ATM") maintenance	2001	51	51	380	379
PT Telkomsel Ekosistem Digital ("TED")	Business management consulting services and investment and/or investment in other companies	2021	100	100	451	304
PT Nusantara Sukses Investasi (“NSI”)	Service and trading	2014	100	100	288	286
PT Graha Yasa Selaras (”GYS”)	Tourism and hospitality services	2012	51	51	277	261
PT Metra TV (“Metra TV”)	Subscription broadcasting services	2013	100	100	57	255
PT Nutech Integrasi (“Nutech”)	System integrator service	2001	60	60	224	242
TS Global Network Sdn. Bhd. (“TSGN”), domiciled in Malaysia	Satellite services	1996	70	70	357	210
PT Collega Inti Pratama ("CIP")	Trading and services	2001	70	70	196	195
PT Graha Telkomsigma ("GTS")	Management and consultation services	1999	100	100	165	163
Telekomunikasi Indonesia International (Malaysia) Sdn. Bhd. (”Telin Malaysia”), domiciled in Malaysia	Telecommunication and information services	2013	70	70	144	152
PT Media Nusantara Data Global ("MNDG")	Consultation services of hardware, software, data center, and internet exchange	2012	55	55	127	128
Telekomunikasi Indonesia International (Australia) Pty. Ltd. (“Telin Australia”), domiciled in Australia	Telecommunication and information services	2013	100	100	52	58
PT Pojok Celebes Mandiri ("PCM")	Travel agent services	2008	100	100	69	52
PT Metraplasa (“Metraplasa”)	Network and e-commerce services	2012; ceased operations on October, 2020	60	60	29	29

*  Percentage of ownership amounting to 99.99% is presented into rounding of 100%.

** Note 1.e.iii.

Other than those specifically stated, indirect subsidiaries are domiciled in Indonesia.

e.   Other important information

i.    Mitratel

Share buyback

On March 6, 2023, Mitratel announced another share buyback owned by the public, with a maximum number of 7.88% of Mitratel’s issued and fully paid shares. The share buyback period is 18 (eighteen) months starting from April 14, 2023 to October 13, 2024. As of December 31, 2024, Mitratel has conducted share buyback amounting to 1,095,945,900 shares or equivalent to Rp704 billion.

On July 18, 2025, Mitratel announced the plan to share buyback owned by the public, with a maximum number of 4.12% of Mitratel’s issued and fully paid shares. The share buyback period is 12 (twelve) months starting from August 26, 2025, to August 25, 2026. As of December 31, 2025, Mitratel has conducted share buyback amounting to 131,491,800 shares or equivalent to Rp79 billion.

Acquisition of entity under common control

Based on Notarial Deed of Shinta Dewi, S.H., No. 2 and No. 3 dated December 2, 2024, Mitratel entered into Share Purchase Agreement with PT Pembangunan Perumahan Infrastruktur ("PPIN") and Yayasan Kesejahteraan Karyawan Pembangunan Perumahan ("YKPP") for the acquisition of 100% shares of UMT. This transaction represents a business combination of entities under common control, where the ultimate controlling shareholder of both Mitratel and UMT is the Government. As a result of this transaction, Mitratel obtained control of UMT.

The difference between the consideration transferred and the carrying amount of the investment acquired from this transaction has been recognized in Retained Earnings within the consolidated statements of changes in equity, with the following details:

Consideration paid	650
Book value of UMT’s equity at the acquisition date	(91)
Difference in value of restructuring transactions of entites under common control	559

ii.   TDI

Based on Notarial Deed of Jimmy Tanal, S.H., M.Kn., No. 313 dated October 14, 2024, the shareholders of TDI approved the issuance of 8,050,000 new shares. Of these, TDE acquired 4,830,000 shares or amounting to Rp483 billion; Nxera ID Pte. Ltd. (formerly known as ST Dynamo ID Pte. Ltd.) acquired 2,817,500 shares or amounting to Rp282 billion; and PT Medco Power Indonesia acquired 402,500 shares or amounting to Rp40 billion.

Based on Notarial Deed of Jimmy Tanal, S.H., M.Kn., No. 238 dated December 22, 2025, the shareholders of TDI approved the issuance of 7,315,000 new shares. Of these, TDE acquired 4,620,000 shares or amounting to Rp462 billion; and Nxera ID Pte. Ltd. acquired 2,695,000 shares or amounting to Rp270 billion.

iii.   Ad Medika and its subsidiary

On March 4, 2026, Metra entered into a Conditional Sale and Purchase Agreement (CSPA) with Global Assistance and Healthcare (Singapore) Pte. Ltd. in relation to the planned divestment of its entire ownership interest in Ad Medika and its subsidiary. As of December 31, 2025, the divestment transaction has not yet been completed and control is still retained by the Company.

The major classes of assets and liabilities of Ad Medika and its subsidiary classified as held for sale as of December 31, 2025 are, as follows:

Assets
Cash and cash equivalents	413
Trade receivables	157
Others (each below Rp100 billion)	181
Assets held for sale	751

Liabilities
Customer deposits	(247)
Others (each below Rp100 billion)	(219)
Liabilities directly associated with the assets held for sale	(466)

Assets held for sale - net	285

f.   Completion and authorization for the issuance of the consolidated financial statements

The Company’s management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with International Financial Reporting Standards, which have been completed and authorized for issuance by the Board of Directors of the Company on May 15, 2026.